Costs and expenses by nature	12 Months Ended
Dec. 31, 2023
Costs and expenses by nature
Costs and expenses by nature

23. Costs and expenses by nature

	For the year ended December 31, 2023
	Cost of services	Sales and marketing expenses	General administrative expenses	Research and development expenses	Allowance for credit losses	Other income and expenses, net	Total
Personnel expenses
Salary	(15,030)	(37,769)	(33,074)	(4,330)	-	-	(90,203)
Benefits	(4,335)	(7,399)	(6,777)	(6,526)	-	-	(25,037)
Compulsory contributions to social security	(4,457)	(11,198)	(12,760)	(11,745)	-	-	(40,160)
Compensation	(110)	(735)	(1,306)	(447)	-	-	(2,598)
Provisions (vacation/13th salary)	(3,903)	(8,233)	(6,589)	(8,485)	-	-	(27,210)
Provision for bonus and profit sharing	(1,864)	(6,702)	(10,633)	(7,304)	-	-	(26,503)
Other	(11)	(336)	(2,371)	(288)	-	-	(3,006)
Total	(29,710)	(72,372)	(73,510)	(39,125)	-	-	(214,717)

Costs with operators/Other costs	(382,267)	-	-	-	-	-	(382,267)
Depreciation and amortization	(65,058)	(1,695)	(17,243)	(3,811)	-	-	(87,807)
Outsourced services	-	(3,711)	(20,620)	(3,123)	-	-	(27,454)
Rentals/insurance/condominium/water/energy	-	(9)	(816)	(356)	-	-	(1,181)
Allowance for credit losses	-	-	-	-	(49,247)	-	(49,247)
Marketing expenses / events (*)	-	(17,330)	(890)	-	-	-	(18,220)
Software license	-	(5,378)	(11,549)	(4,618)	-	-	(21,545)
Commissions	-	(6,059)	(26)	(297)	-	-	(6,382)
Communication (*)	-	(130)	(19)	(732)	-	-	(881)
Travel expenses	-	(868)	(848)	(234)	-	-	(1,950)
Other expenses	-	(2,241)	(3,302)	(488)	-	-	(6,031)
Earn-out	-	-	-	-	-	963	963
Result of disposal of assets	-	-	-	-	-	(816)	(816)
Other income and expenses, net	-	-	-	-	-	(753)	(753)
Total expenses by nature	(477,035)	(109,793)	(128,823)	(52,784)	(49,247)	(606)	(818,288)

(*) The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.

	For the year ended December 31, 2022
	Cost of services	Sales and marketing expenses	General administrative expenses	Research and development expenses	Allowance for credit losses	Goodwill impairment	Other income and expenses, net	Total
Personnel expenses
Salary	(15,439)	(45,186)	(34,294)	(24,923)	-	-	-	(119,842)
Benefits	(3,956)	(5,910)	(5,240)	(2,999)	-	-	-	(18,105)
Compulsory contributions to social security	(2,176)	(13,066)	(10,230)	(7,235)	-	-	-	(32,707)
Compensation	(150)	(2,354)	(1,445)	(708)	-	-	-	(4,657)
Provisions (vacation/13th salary)	(3,471)	(8,979)	(6,535)	(4,983)	-	-	-	(23,968)
Provision for bonus and profit sharing	(760)	(4,941)	(12,033)	(4,013)	-	-	-	(21,747)
IPO Bonus and share-based payment	(39)	(743)	(1,941)	(1,232)	-	-	-	(3,955)
Compensation to former shareholders	-	-	(2,095)	-	-	-	-	(2,095)
Other	(29)	(2,429)	(3,579)	(1,161)	-	-	-	(7,198)
Total	(26,020)	(83,608)	(77,392)	(47,254)	-	-	-	(234,274)

Costs with operators/Other costs	(388,832)	-	-	-	-	-	-	(388,832)
Depreciation and amortization	(52,951)	(1,222)	(20,490)	(331)	-	-	-	(74,994)
Goodwill impairment	-	-	-	-	-	(136,723)	-	(136,723)
Outsourced services	-	(5,202)	(24,147)	(6,332)	-	-	-	(35,681)
Rentals/insurance/condominium/water/energy	-	(14)	(2,133)	(342)	-	-	-	(2,489)
Allowance for credit losses	-	-	-	-	(7,789)	-	-	(7,789)
Marketing expenses / events (*)	-	(11,255)	(311)	(15)	-	-	-	(11,581)
Software license	-	(2,035)	(6,514)	(1,410)	-	-	-	(9,959)
Commissions	-	(4,408)	-	-	-	-	-	(4,408)
Communication (*)	-	(7,461)	(1,794)	(577)	-	-	-	(9,832)
Travel expenses	-	(970)	(2,057)	(530)	-	-	-	(3,557)
Other expenses	-	(3,261)	(12,620)	(7,281)	-	-	-	(23,162)
Earn-out	-	-	-	-	-	-	(98,650)	(98,650)
Result of disposal of assets	-	-	-	-	-	-	(41)	(41)
Other income and expenses, net	-	-	-	-	-	-	(3,733)	(3,733)
Total expenses by nature	(467,803)	(119,436)	(147,458)	(64,072)	(7,789)	(136,723)	(102,424)	(1,045,705)

(*) The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.

	For the year ended December 31, 2021
	Cost of services	Sales and marketing expenses	General administrative expenses	Research and development expenses	Allowance for credit losses	Other income and expenses, net	Total
Personnel expenses
Salary	(6,662)	(28,550)	(20,450)	(19,726)	-	-	(75,388)
Benefits	(1,606)	(3,378)	(2,260)	(1,162)	-	-	(8,406)
Compulsory contributions to social security	(2,161)	(9,809)	(5,892)	(6,338)	-	-	(24,200)
Compensation	(172)	(1,821)	(87)	(109)	-	-	(2,189)
Provisions (vacation/13th salary)	(1,623)	(4,980)	(2,849)	(2,346)	-	-	(11,798)
Provision for bonus and profit sharing	(573)	(3,901)	(3,409)	(3,457)	-	-	(11,340)
IPO Bonus and share-based payment	(13)	(412)	(45,409)	(615)	-	-	(46,449)
Compensation to former shareholders	(1,045)	(147)	(19,062)	-	-	-	(20,254)
Other	(213)	(2,327)	(2,736)	(1,180)	-	-	(6,456)
Total	(14,068)	(55,325)	(102,154)	(34,933)	-	-	(206,480)

Costs with operators/Other costs	(384,727)	(173)	-	(269)	-	-	(385,169)
Depreciation and amortization	(22,832)	(170)	(18,064)	(64)	-	-	(41,130)
Outsourced services	(2,143)	(7,403)	(21,943)	(9,944)	-	-	(41,433)
Rentals/insurance/condominium/water/energy	-	(29)	(1,156)	-	-	-	(1,185)
Allowance for credit losses	-	-	-	-	(6,303)	-	(6,303)
Marketing expenses / events (*)	(3)	(8,131)	(119)	(5)	-	-	(8,258)
Software license	-	(622)	(5,382)	(350)	-	-	(6,354)
Commissions	-	(2,400)	(64)	-	-	-	(2,464)
Communication (*)	(6,940)	(4,663)	(2,023)	(363)	-	-	(13,989)
Travel expenses	(14)	(148)	(436)	(98)	-	-	(696)
Other expenses	(692)	(1,303)	(3,658)	(282)	-	-	(5,935)
Earn-out (i)	-	-	-	-	-	60,970	60,970
Result of disposal of assets	-	-	-	-	-	(258)	(258)
Other income and expenses, net	-	-	-	-	-	(140)	(140)
Total expenses by nature	(431,419)	(80,367)	(154,999)	(46,308)	(6,303)	60,572	(658,824)

(*) The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.

(i) As of December 2021, the Company recognized the fair value on the earn-out future payments of R$ 60,970 as other operating income.